Other assets (Tables)	12 Months Ended
Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets
Other assets consist of the following:

	2016	2015
Supplies and consumables inventory	$15,568	$14,977
Income tax receivable	2,951	3,096
Deferred financing costs	10,198	3,211
Other	6,136	4,306
	34,853	25,590
Less current portion	(18,519)	(18,073)
	$16,334	$7,517